Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Useful Lives of Property Plant and Equipment

Furniture and fixtures	5-7 years
Computer equipment and software	3 years
Office equipment	3 years
Leasehold improvements	3-7 years (Or remaining term of the lease, if shorter)
Internal-use software	2-5 years

Summary of the Company's revenue	The following table presents the Company’s revenue by type:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Product revenue	$64	$37	$130	$66
Collaboration revenue	$—	$68	—	156

Total	$64	$105	$130	$222

The following table presents the Company’s revenue by type:

	Years Ended December 31,
	2021	2020
Product revenue	$186	$12
Collaboration revenue	352	3,927

Total	$538	$3,939

Summary of Change in Contract Liability with Customers

Contract Liabilities	Product

Balance at December 31, 2021	$96
Revenue recognized	(130)
Revenue deferred	143

Balance at June 30, 2022	$109

Contract Liabilities	Product	Collaboration
Balance at December 31, 2019	$—	$3,819
Revenue recognized	(12)	(3,928)
Revenue deferred	29	461

Balance at December 31, 2020	17	352
Revenue recognized	(186)	(352)
Revenue deferred	265	—

Balance at December 31, 2021	$96	$—